VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.13

Exception Summary (Loan Grades)
Exception Type	Exception Grade	Exception	Total
Credit	3	Damaged Interior - Damage remains unresolved and no indication covered by insurance	1
		Total Credit Grade (3) Exceptions:	1